CONVERTIBLE REDEEMABLE PREFERRED SHARES - Accounting for the Conversion of Convertible Loans into Pre-IPO Series C-1/C-2 Preferred Shares (Details)		1 Months Ended	12 Months Ended
	Oct. 23, 2017 shares	Oct. 31, 2017 USD ($) item shares	Dec. 31, 2017 shares	Dec. 31, 2016 $ / shares shares	Dec. 26, 2017 shares	Dec. 25, 2017 $ / shares	Oct. 31, 2017 CNY (¥) shares	May 31, 2016 USD ($) shares	May 31, 2016 CNY (¥) shares
Pre-IPO Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance of Pre-IPO Preferred Shares (in shares)				2
Convertible redeemable shares, shares issued			0	2
Convertible redeemable shares, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Convertible preferred shares, conversion ratio					1
Pre-IPO Series C-1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance of Pre-IPO Preferred Shares (in shares)	33,857,797		33,857,795
Pre-IPO Series C-2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance of Pre-IPO Preferred Shares (in shares)	5,974,905		5,974,905
Convertible Loans A
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Principal amount								$ 15,000,000	¥ 98,202,000
Convertible Loans A | Pre-IPO Series C-2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance of Pre-IPO Preferred Shares (in shares)		5,974,905
Convertible Loans B
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Principal amount								$ 85,000,000	¥ 556,478,000
Number of promissory notes issued | item		2
Convertible Loans B | Pre-IPO Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable shares, shares issued								2	2
Convertible Loans B | Pre-IPO Series C-1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance of Pre-IPO Preferred Shares (in shares)		33,857,795
Convertible redeemable shares, shares issued		2					2
Principal amount | ¥							¥ 556,478,000
Promissory note one
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Principal amount		$ 49,443,396					327,340,000
Promissory note two
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Principal amount | ¥							¥ 229,138,000